Fair Value (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of liabilities valued at fair value

The following liabilities were valued at fair value as of March 31, 2016 and December 31, 2015. No other items were valued at fair value on a recurring or non-recurring basis as of March 31, 2016 and December 31, 2015.

March 31, 2016		Fair Value Measurements Using
Carrying
	Value	Level 1	Level 2	Level 3	Total
Derivative Liabilities	$ ––	$ ––	$ ––	$ 229,545	$ 229,545

Total		$ ––	$ ––	$ 229,545	$ 229,545

December 31, 2015		Fair Value Measurements Using
Carrying
	Value	Level 1	Level 2	Level 3	Total
Derivative Liabilities	$ ––	$ ––	$ ––	$ 256,273	$ 256,273

Total		$ ––	$ ––	$ 256,273	$ 256,273